November 18, 2020

DREYFUS CASH MANAGEMENT
Supplement to Summary Prospectus and Prospectus

Administrative Shares

The fund's board has approved the fund's acquiring the assets of Dreyfus Institutional Preferred Money Market Fund ("DIPMMF"), a money market fund advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), in exchange solely for shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below, except as otherwise noted, would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

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As of the Contingent Effective Date, the fund's management fee payable to BNYM Investment Adviser, the fund's investment adviser, will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets.

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As of the Contingent Effective Date, the annual rate of the fee payable under the fund's shareholder services plan, pursuant to which the fund pays BNY Mellon Securities Corporation, the fund's distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, will be increased from an annual rate of 0.10% to an annual rate of 0.20% of the average daily net assets attributable to Administrative shares.

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As of May 5, 2021, the times at which the fund's net asset value is calculated, and the trading deadline for orders in proper form, will be changed from 3:00 p.m., Eastern time, to 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time.

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As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Administrative Shares
Management fees	.10
Other expenses:
Shareholder services fees	.20
Miscellaneous other expenses	.01
Total other expenses	.21
Total annual fund operating expenses*	.31
* Restated to reflect current management fees and shareholder services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. TheExample assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Administrative Shares	$32		$100	$174	$393

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As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the section "Fund Details Management" in the fund's prospectus:

Administrative shares of the fund are subject to an annual shareholder services plan fee of 0.10% payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Administrativeshares of the fund.

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As of May 5, 2021, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The time at which the fund's net asset value ("NAV") is calculated, and the trading deadline for orders "in proper form", is reflected in the table below.

Fund Calculation of NAV/Trading
Name of Fund	Deadline for Orders in Proper Form
Dreyfus Cash Management	9:00 a.m., 12:00 p.m. and 3:00 p.m.
All times are Eastern time.

Orders in proper form received and accepted by the fund will become effective at the next NAV determined. Orders received in proper form and accepted by 3:00 p.m. will receive the dividend declared on that day. Investors whose orders are received in proper form and accepted after 3:00 p.m. will be priced at the NAV determined at 9:00 a.m., and will begin to accrue dividends, on the following business day.

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2

0566STK1120

November 18, 2020

DREYFUS CASH MANAGEMENT
Supplement to Summary Prospectus and Prospectus

Institutional Shares

The fund's board has approved the fund's acquiring the assets of Dreyfus Institutional Preferred Money Market Fund ("DIPMMF"), a money market fund advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), in exchange solely for shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below, except as otherwise noted, would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

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As of the Contingent Effective Date, the fund's management fee payable to BNYM Investment Adviser, the fund's investment adviser, will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets.

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As of the Contingent Effective Date, the annual rate of the fee payable under the fund's shareholder services plan, pursuant to which the fund reimburses BNY Mellon Securities Corporation, the fund's distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, will be decreased from an annual rate not to exceed 0.25% to an annual rate not to exceed 0.05% of the average daily net assets attributable to Institutional shares. In addition, as of the Contingent Effective Date, Institutional shares will be subject to the fund's shareholder services plan, pursuant to which the fund pays the fund's distributor with respect to the provision of such services, at an annual rate of 0.10% of the average daily net assets attributable to Institutional shares.

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As of May 5, 2021, the times at which the fund's net asset value is calculated, and the trading deadline for orders in proper form, will be changed from 3:00 p.m., Eastern time, to 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time.

*******

As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.10
Other expenses:
Shareholder services fees	.10
Miscellaneous other expenses	.01
Total other expenses	.11
Total annual fund operating expenses*	.21
* Restated to reflect current management fees and shareholder services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$22		$68	$118	$268

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As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the section "Fund Details Management" in the fund's prospectus:

Institutional shares of the fund are subject to an annual shareholder services plan fee of 0.10%payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Institutional shares of the fund. In addition, Institutional shares of the fund are subject to an annual shareholder services fee of up to 0.05% of the value of the fund's average daily net assets attributable to Institutional shares to reimburse the fund's distributor for expenses related to providing such personal services to shareholders and/or the maintenance of shareholder accounts.

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As of May 5, 2021, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The time at which the fund's net asset value ("NAV") is calculated, and the trading deadline for orders "in proper form", is reflected in the table below.

Fund Calculation of NAV/Trading
Name of Fund	Deadline for Orders in Proper Form
Dreyfus Cash Management	9:00 a.m., 12:00 p.m. and 3:00 p.m.
All times are Eastern time.

Orders in proper form received and accepted by the fund will become effective at the next NAV determined. Orders received in proper form and accepted by 3:00 p.m. will receive the dividend declared on that day. Investors whose orders are received in proper form and accepted after 3:00 p.m. will be priced at the NAV determined at 9:00 a.m., and will begin to accrue dividends, on the following business day.

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2

0288STK1120

November 18, 2020

DREYFUS CASH MANAGEMENT
Supplement to Summary Prospectus and Prospectus

Investor Shares

The fund's board has approved the fund's acquiring the assets of Dreyfus Institutional Preferred Money Market Fund ("DIPMMF"), a money market fund advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), in exchange solely for shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below, except as otherwise noted, would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

*******

As of the Contingent Effective Date, the fund's management fee payable to BNYM Investment Adviser, the fund's investment adviser, will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets.

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As of the Contingent Effective Date, Investor shares of the fund will be subject to an administrative services plan adopted by the fund, pursuant to which the fund will pay the fund's distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.10% of the value of the fund's average daily net assets attributable to Investor shares.

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As of May 5, 2021, the times at which the fund's net asset value is calculated, and the trading deadline for orders in proper form, will be changed from 3:00 p.m., Eastern time, to 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time.

*******

As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Shares
Management fees	.10
Other expenses:
Administrative services fees	.10
Shareholder services fees	.25
Miscellaneous other expenses	.01
Total other expenses	.36
Total annual fund operating expenses*	.46

* Restated to reflect current management fees and administrative services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. TheExample assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Investor Shares	$47		$148	$258	$579

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As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the section "Fund Details Management" in the fund's prospectus:

Investor shares of the fund are subject to an annual shareholder services plan fee of 0.25% payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. Investor shares are subject to an annual administrative services plan fee of 0.10% payable to the fund's distributor in respect of the provision of recordkeeping and other related services. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Investor shares of the fund.

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As of May 5, 2021, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The time at which the fund's net asset value ("NAV") is calculated, and the trading deadline for orders "in proper form", is reflected in the table below.

Fund Calculation of NAV/Trading
Name of Fund	Deadline for Orders in Proper Form
Dreyfus Cash Management	9:00 a.m., 12:00 p.m. and 3:00 p.m.
All times are Eastern time.

Orders in proper form received and accepted by the fund will become effective at the next NAV determined. Orders received in proper form and accepted by 3:00 p.m. will receive the dividend declared on that day. Investors whose orders are received in proper form and accepted after 3:00 p.m. will be priced at the NAV determined at 9:00 a.m., and will begin to accrue dividends, on the following business day.

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2

0670STK1120

November 18, 2020

DREYFUS CASH MANAGEMENT

Supplement to Statement of Additional Information

The fund's board has approved the fund's acquiring the assets of DIPMMF in exchange solely for Preferred shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

Preferred shares of the fund are new and have been authorized by thefund's board to be issued in connection with the Merger. Accordingly, Preferred shares of the fund are currently not being offered.

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As of the Contingent Effective Date, the fund's management fee payable to the Manager will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets.

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As of the Contingent Effective Date, the annual rate of the fee payable under the fund's Shareholder Services Plan, pursuant to which the fund pays the Distributor with respect to the provision of certain services, including thoserelated to the maintenance of shareholder accounts, will be increased from an annual rate of 0.10% to an annual rate of 0.20% of the average daily net assets attributable to Administrative shares. In addition, as of the Contingent Effective Date, the annual rate of the fee payable under the fund's Shareholder Services Plan, pursuant to which the fund reimburses the Distributor with respect to the provision of such services, will be decreased from an annual rate not to exceed 0.25% to an annual rate not to exceed 0.05% of the average daily net assets attributable to Institutional shares, and Institutional shares will be subject to the fund's Shareholder Services Plan, pursuant to which the fund pays the Distributor with respect to the provision of such services, at an annual rate of 0.10% of the average daily net assets attributable to Institutional shares.

The fund has adopted an Administrative Services Plan with respect to Investor shares, pursuant to which, as of the Contingent Effective Date, the fund will pay the Distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.10% of the value of the fund's average daily net assets attributable to Investor shares.

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As of the Effective Date, the following information supplements information contained in the section "Administrative Services Plans" in Part II of the SAI:

Dreyfus Cash Management. The fund has adopted an Administrative Services Plan, with respect to Investor shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a "service fee" as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of 0.10% of the value of the average daily net assets attributable to the fund's Investor shares for the provision of such services, which include, at a minimum: manual transaction processing; and transmitting wires.

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DCM-SAISTK-1120